UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         February 14, 2012
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        13
                                                   -------------------------
Form 13F Information Table Value Total:                     $31,173
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional  investment managers with  respect  to which this report is filed, other  than  the  manager  filing  this  report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2011

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                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------
AUGUSTA RES CORP         COM NEW        050912203      804  259,273 SH       SOLE                259,273
CENOVUS ENERGY INC       COM            15135U109    1,325   39,825 SH       SOLE                 39,825
ELAN PLC                 ADR            284131208    2,668  194,148 SH       SOLE                194,148
GILDAN ACTIVEWEAR INC    COM            375916103    1,640   87,299 SH       SOLE                 87,299
GOOGLE INC               CL A           38259P508    3,779    5,850 SH       SOLE                  5,850
MBIA INC                 COM            55262C100    4,710  406,396 SH       SOLE                406,396
METHANEX CORP            COM            59151K108    2,103   92,149 SH       SOLE                 92,149
SKULLCANDY INC           COM            83083J104      596   47,598 SH       SOLE                 47,598
TEXAS INSTRS INC         COM            882508104    2,682   92,149 SH       SOLE                 92,149
TRANSOCEAN LTD           REG SHS        H8817H100    1,490   38,800 SH       SOLE                 38,800
UNITED CONTL HLDGS INC   COM            910047109    3,984  211,113 SH       SOLE                211,113
U S AIRWAYS GROUP INC    COM            90341W108    1,212  239,000 SH       SOLE                239,000
YUM BRANDS INC           COM            988498101    4,180   70,829 SH       SOLE                 70,829